Loss per share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Loss per share [Abstract]
Loss attributable to shareholders	$ (18,967)	$ (10,812)
Weighted average number of shares in issue (in shares)	62,034,031	58,028,145
Basic loss per share (in dollars per share)	$ (0.31)	$ (0.19)
Diluted loss per share (in dollars per share)	$ (0.31)	$ (0.19)